Income taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of profit before income taxes to income tax
Loss before income tax	€ (14,222)	€ (8,753)	€ (8,474)
Prevailing statutory tax rate (as a percent)	28.00%
Tax expense at prevailing statutory rate (28%)	€ 3,982	2,451	2,373
Non-deductible expenses	(447)	(196)	(326)
Non-taxable income		242	266
Tax-rate related differences	(198)	(128)	(139)
Unrecognized temporary differences and tax losses	(3,346)	(2,380)	(2,254)
Income tax benefit (expense)	€ (9)	€ (11)	€ (80)